Investments in Associates - Summary (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Jul. 14, 2021	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Investments in Associates
Share of profit (loss) of associates				$ 402.0	$ (112.8)
Investments in associates, including investment in associate held for sale
Investments in Associates
Fair value of investments in associates				8,291.2	7,151.3
Investments in associates
Investments in Associates
Fair value of investments in associates				8,291.2	7,151.3
Portfolio investments
Investments in Associates
Fair value of investments in associates				5,671.9	4,154.3
Portfolio investments | Investments in associates
Investments in Associates
Fair value of investments in associates				5,671.9	4,154.3
Portfolio investments | Investment in associate held for sale
Investments in Associates
Fair value of investments in associates					729.5
Portfolio investments | Fairfax India investments in associates
Investments in Associates
Fair value of investments in associates				2,619.3	2,267.5
Total | Investments in associates, including investment in associate held for sale
Investments in Associates
Carrying value				6,104.0	6,439.6
Total | Investments in associates
Investments in Associates
Carrying value				6,104.0	6,439.6
Share of profit (loss) of associates				402.0	(112.8)
Total | Portfolio investments | Investments in associates
Investments in Associates
Carrying value				4,755.1	4,381.8
Total | Portfolio investments | Investment in associate held for sale
Investments in Associates
Carrying value					729.5
Total | Portfolio investments | Fairfax India investments in associates
Investments in Associates
Carrying value				1,348.9	1,328.3
Associates and joint ventures | Investments in associates
Investments in Associates
Carrying value				4,755.1	5,111.3
Fairfax India associates | Investments in associates
Investments in Associates
Carrying value				$ 1,348.9	1,328.3
Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage			49.00%
Insurance and reinsurance
Investments in Associates
Fair value of investments in associates					1,541.5
Insurance and reinsurance | Total
Investments in Associates
Carrying value					1,304.7
Share of profit (loss) of associates					119.3
Insurance and reinsurance | Associates and joint ventures
Investments in Associates
Carrying value					$ 1,304.7
Insurance and reinsurance | Gulf Insurance Group K.S.C.P.
Investments in Associates
Ownership percentage				43.70%
Fair value of investments in associates				$ 409.5
Insurance and reinsurance | Gulf Insurance Group K.S.C.P. | Total
Investments in Associates
Carrying value				380.0
Share of profit (loss) of associates				55.5
Insurance and reinsurance | Gulf Insurance Group K.S.C.P. | Associates and joint ventures
Investments in Associates
Carrying value				$ 380.0
Insurance and reinsurance | Go Digit Infoworks Services Private Limited
Investments in Associates
Ownership percentage				49.00%	49.00%
Fair value of investments in associates				$ 498.3	$ 120.5
Insurance and reinsurance | Go Digit Infoworks Services Private Limited | Total
Investments in Associates
Carrying value				79.1	41.8
Share of profit (loss) of associates				5.3	8.8
Insurance and reinsurance | Go Digit Infoworks Services Private Limited | Associates and joint ventures
Investments in Associates
Carrying value				79.1	$ 41.8
Insurance and reinsurance | Eurolife ERB Insurance Group Holdings S.A.
Investments in Associates
Ownership percentage	80.00%				50.00%
Fair value of investments in associates					$ 457.9
Insurance and reinsurance | Eurolife ERB Insurance Group Holdings S.A. | Total
Investments in Associates
Carrying value					336.2
Share of profit (loss) of associates					6.1
Insurance and reinsurance | Eurolife ERB Insurance Group Holdings S.A. | Associates and joint ventures
Investments in Associates
Carrying value					$ 336.2
Insurance and reinsurance | RiverStone Barbados
Investments in Associates
Ownership percentage		60.00%			60.00%
Fair value of investments in associates		$ 605.0			$ 729.5
Insurance and reinsurance | RiverStone Barbados | Total
Investments in Associates
Carrying value					729.5
Share of profit (loss) of associates					113.0
Insurance and reinsurance | RiverStone Barbados | Associates and joint ventures
Investments in Associates
Carrying value					729.5
Insurance and reinsurance | Other Insurance and Reinsurance
Investments in Associates
Fair value of investments in associates				191.3	233.6
Insurance and reinsurance | Other Insurance and Reinsurance | Total
Investments in Associates
Carrying value				148.3	197.2
Share of profit (loss) of associates				11.8	(8.6)
Insurance and reinsurance | Other Insurance and Reinsurance | Associates and joint ventures
Investments in Associates
Carrying value				148.3	197.2
Non-insurance
Investments in Associates
Fair value of investments in associates				7,192.1	5,609.8
Share of profit (loss) of associates				22.3	(100.2)
Non-insurance | Total
Investments in Associates
Carrying value				5,496.6	5,134.9
Share of profit (loss) of associates				329.4	(232.1)
Non-insurance | Associates and joint ventures
Investments in Associates
Carrying value				4,147.7	3,806.6
Non-insurance | Fairfax India associates
Investments in Associates
Carrying value				$ 1,348.9	1,328.3
Non-insurance | IIFL Finance Limited
Investments in Associates
Ownership percentage				22.30%
Non-insurance | India
Investments in Associates
Fair value of investments in associates				$ 3,196.3	2,706.5
Non-insurance | India | Total
Investments in Associates
Carrying value				1,901.1	1,985.8
Share of profit (loss) of associates				32.6	(142.0)
Non-insurance | India | Associates and joint ventures
Investments in Associates
Carrying value				552.2	657.5
Non-insurance | India | Fairfax India associates
Investments in Associates
Carrying value				$ 1,348.9	$ 1,328.3
Non-insurance | India | Bangalore International Airport Limited
Investments in Associates
Ownership percentage				54.00%	54.00%
Fair value of investments in associates				$ 1,372.2	$ 1,396.1
Non-insurance | India | Bangalore International Airport Limited | Total
Investments in Associates
Carrying value				585.8	642.4
Share of profit (loss) of associates				(45.8)	(30.5)
Non-insurance | India | Bangalore International Airport Limited | Fairfax India associates
Investments in Associates
Carrying value				$ 585.8	$ 642.4
Non-insurance | India | Quess
Investments in Associates
Ownership percentage				31.00%	33.20%
Fair value of investments in associates				$ 528.5	$ 366.8
Non-insurance | India | Quess | Total
Investments in Associates
Carrying value				506.3	558.9
Share of profit (loss) of associates				(1.4)	(124.6)
Non-insurance | India | Quess | Associates and joint ventures
Investments in Associates
Carrying value				$ 506.3	$ 558.9
Non-insurance | India | IIFL Finance Limited
Investments in Associates
Ownership percentage				22.30%	29.90%
Fair value of investments in associates				$ 318.1	$ 175.6
Non-insurance | India | IIFL Finance Limited | Total
Investments in Associates
Carrying value				198.8	233.6
Share of profit (loss) of associates				40.6	19.9
Non-insurance | India | IIFL Finance Limited | Associates and joint ventures
Investments in Associates
Carrying value					57.7
Non-insurance | India | IIFL Finance Limited | Fairfax India associates
Investments in Associates
Carrying value				$ 198.8	$ 175.9
Non-insurance | India | Sanmar Chemicals Group
Investments in Associates
Ownership percentage				42.90%	42.90%
Fair value of investments in associates				$ 421.2	$ 338.6
Non-insurance | India | Sanmar Chemicals Group | Total
Investments in Associates
Carrying value				124.2	128.6
Share of profit (loss) of associates				(2.4)	(48.6)
Non-insurance | India | Sanmar Chemicals Group | Fairfax India associates
Investments in Associates
Carrying value				$ 124.2	$ 128.6
Non-insurance | India | CSB Bank Limited
Investments in Associates
Ownership percentage				49.70%	49.70%
Fair value of investments in associates				$ 227.6	$ 214.4
Non-insurance | India | CSB Bank Limited | Total
Investments in Associates
Carrying value				180.8	164.4
Share of profit (loss) of associates				27.6	14.1
Non-insurance | India | CSB Bank Limited | Fairfax India associates
Investments in Associates
Carrying value				$ 180.8	$ 164.4
Non-insurance | India | IIFL Securities Limited
Investments in Associates
Ownership percentage				37.20%	35.30%
Fair value of investments in associates				$ 138.0	$ 74.3
Non-insurance | India | IIFL Securities Limited | Total
Investments in Associates
Carrying value				136.0	125.5
Share of profit (loss) of associates				14.0	9.8
Non-insurance | India | IIFL Securities Limited | Associates and joint ventures
Investments in Associates
Carrying value				35.0	32.1
Non-insurance | India | IIFL Securities Limited | Fairfax India associates
Investments in Associates
Carrying value				$ 101.0	$ 93.4
Non-insurance | India | Seven Islands Shipping Limited
Investments in Associates
Ownership percentage				48.50%	48.50%
Fair value of investments in associates				$ 105.9	$ 103.6
Non-insurance | India | Seven Islands Shipping Limited | Total
Investments in Associates
Carrying value				98.5	100.8
Share of profit (loss) of associates				(0.5)	17.8
Non-insurance | India | Seven Islands Shipping Limited | Fairfax India associates
Investments in Associates
Carrying value				98.5	100.8
Non-insurance | India | Other, India
Investments in Associates
Fair value of investments in associates				84.8	37.1
Non-insurance | India | Other, India | Total
Investments in Associates
Carrying value				70.7	31.6
Share of profit (loss) of associates				0.5	0.1
Non-insurance | India | Other, India | Associates and joint ventures
Investments in Associates
Carrying value				10.9	8.8
Non-insurance | India | Other, India | Fairfax India associates
Investments in Associates
Carrying value				59.8	22.8
Non-insurance | Agriculture
Investments in Associates
Fair value of investments in associates					49.9
Non-insurance | Agriculture | Total
Investments in Associates
Carrying value					65.3
Share of profit (loss) of associates					(49.8)
Non-insurance | Agriculture | Associates and joint ventures
Investments in Associates
Carrying value					$ 65.3
Non-insurance | Agriculture | Astarta Holding N.V.
Investments in Associates
Ownership percentage					28.40%
Fair value of investments in associates					$ 49.9
Non-insurance | Agriculture | Astarta Holding N.V. | Total
Investments in Associates
Carrying value					65.3
Share of profit (loss) of associates					(28.0)
Non-insurance | Agriculture | Astarta Holding N.V. | Associates and joint ventures
Investments in Associates
Carrying value					65.3
Non-insurance | Agriculture | Farmers Edge Inc. (Farmers Edge) | Total
Investments in Associates
Share of profit (loss) of associates					(21.8)
Non-insurance | Real estate
Investments in Associates
Fair value of investments in associates				215.9	132.6
Non-insurance | Real estate | Total
Investments in Associates
Carrying value				216.8	135.1
Share of profit (loss) of associates				(10.7)	(18.1)
Non-insurance | Real estate | Associates and joint ventures
Investments in Associates
Carrying value				216.8	135.1
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships
Investments in Associates
Fair value of investments in associates				76.3	84.3
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships | Total
Investments in Associates
Carrying value				76.3	84.3
Share of profit (loss) of associates				(9.0)	(17.9)
Non-insurance | Real estate | KWF Real Estate Ventures Limited Partnerships | Associates and joint ventures
Investments in Associates
Carrying value				76.3	84.3
Non-insurance | Real estate | Other, Real estate
Investments in Associates
Fair value of investments in associates				139.6	48.3
Non-insurance | Real estate | Other, Real estate | Total
Investments in Associates
Carrying value				140.5	50.8
Share of profit (loss) of associates				(1.7)	(0.2)
Non-insurance | Real estate | Other, Real estate | Associates and joint ventures
Investments in Associates
Carrying value				140.5	50.8
Non-insurance | Other
Investments in Associates
Fair value of investments in associates				3,779.9	2,720.8
Non-insurance | Other | Total
Investments in Associates
Carrying value				3,378.7	2,948.7
Share of profit (loss) of associates				307.5	(22.2)
Non-insurance | Other | Associates and joint ventures
Investments in Associates
Carrying value				$ 3,378.7	$ 2,948.7
Non-insurance | Other | Eurobank Ergasias S.A
Investments in Associates
Ownership percentage				32.20%	30.50%
Fair value of investments in associates				$ 1,210.3	$ 799.9
Non-insurance | Other | Eurobank Ergasias S.A | Total
Investments in Associates
Carrying value				1,298.5	1,166.3
Share of profit (loss) of associates				162.3	(11.9)
Non-insurance | Other | Eurobank Ergasias S.A | Associates and joint ventures
Investments in Associates
Carrying value				$ 1,298.5	$ 1,166.3
Non-insurance | Other | Atlas Corp
Investments in Associates
Ownership percentage				36.70%	36.70%
Fair value of investments in associates				$ 1,285.8	$ 978.9
Non-insurance | Other | Atlas Corp | Total
Investments in Associates
Carrying value				922.1	900.1
Share of profit (loss) of associates				69.5	116.4
Non-insurance | Other | Atlas Corp | Associates and joint ventures
Investments in Associates
Carrying value				$ 922.1	$ 900.1
Non-insurance | Other | EXCO Resources, Inc
Investments in Associates
Ownership percentage				43.30%	43.70%
Fair value of investments in associates				$ 267.2	$ 237.7
Non-insurance | Other | EXCO Resources, Inc | Total
Investments in Associates
Carrying value				195.4	238.5
Share of profit (loss) of associates				(41.2)	(4.6)
Non-insurance | Other | EXCO Resources, Inc | Associates and joint ventures
Investments in Associates
Carrying value				$ 195.4	$ 238.5
Non-insurance | Other | Resolute Forest Products Inc.
Investments in Associates
Ownership percentage				32.30%	30.60%
Fair value of investments in associates				$ 377.1	$ 161.9
Non-insurance | Other | Resolute Forest Products Inc. | Total
Investments in Associates
Carrying value				275.8	134.3
Share of profit (loss) of associates				75.9	(57.0)
Non-insurance | Other | Resolute Forest Products Inc. | Associates and joint ventures
Investments in Associates
Carrying value				$ 275.8	134.3
Non-insurance | Other | APR Energy PLC | Total
Investments in Associates
Share of profit (loss) of associates					$ (13.6)
Non-insurance | Other | Helios Fairfax Partners Corporation
Investments in Associates
Ownership percentage				34.40%	32.30%
Fair value of investments in associates				$ 116.2	$ 185.9
Non-insurance | Other | Helios Fairfax Partners Corporation | Total
Investments in Associates
Carrying value				206.1	185.9
Share of profit (loss) of associates				(1.2)
Non-insurance | Other | Helios Fairfax Partners Corporation | Associates and joint ventures
Investments in Associates
Carrying value				$ 206.1	$ 185.9
Non-insurance | Other | Peak Achievement Athletics
Investments in Associates
Ownership percentage				42.60%	42.60%
Fair value of investments in associates				$ 181.2	$ 171.5
Non-insurance | Other | Peak Achievement Athletics | Total
Investments in Associates
Carrying value				140.5	140.2
Share of profit (loss) of associates				13.3	34.2
Non-insurance | Other | Peak Achievement Athletics | Associates and joint ventures
Investments in Associates
Carrying value				$ 140.5	140.2
Non-insurance | Other | Astarta Holding N.V.
Investments in Associates
Ownership percentage				28.40%
Fair value of investments in associates				$ 73.3
Non-insurance | Other | Astarta Holding N.V. | Total
Investments in Associates
Carrying value				104.0
Share of profit (loss) of associates				38.4
Non-insurance | Other | Astarta Holding N.V. | Associates and joint ventures
Investments in Associates
Carrying value				104.0
Non-insurance | Other | Partnerships, trusts and other
Investments in Associates
Fair value of investments in associates				268.8	185.0
Non-insurance | Other | Partnerships, trusts and other | Total
Investments in Associates
Carrying value				236.3	183.4
Share of profit (loss) of associates				(9.5)	(85.7)
Non-insurance | Other | Partnerships, trusts and other | Associates and joint ventures
Investments in Associates
Carrying value				$ 236.3	$ 183.4